UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22077

Prospector Funds, Inc.
(Exact name of registrant as specified in charter)

370 Church Street
Guilford, CT 06437
(Address of principal executive offices) (Zip code)

Peter N. Perugini, Jr.
Prospector Partners Asset Management, LLC
370 Church Street
Guilford, CT 06437
(Name and address of agent for service)

(203) 458-1500
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2011

Date of reporting period:  September 30, 2011

Item 1. Schedule of Investments.

Schedule of Investments September 30, 2011 (unaudited)

Prospector Capital Appreciation Fund

Description	Shares	Value
COMMON STOCKS - 68.5%
Banks - 0.2%
Charter Financial	8,600	$80,668
Waterstone Financial *	6,400	17,792
		98,460
Chemicals - 3.7%
E.I. Du Pont de Nemours	47,200	1,886,584

Consumer Discretionary - 2.3%
Beam	13,100	708,448
Cablevision Systems, Class A	4,000	62,920
DreamWorks Animation SKG, Class A *	22,200	403,596
Walt Disney	1,200	36,192
		1,211,156
Consumer Staples - 9.1%
Campbell Soup	21,200	686,244
Coca-Cola	3,200	216,192
Coca Cola Enterprises	23,600	587,168
Sara Lee	34,800	568,980
SUPERVALU	30,100	200,466
Tootsie Roll Industries	33,711	813,109
Walgreen	24,300	799,227
Wal-Mart Stores	15,700	814,830
		4,686,216
Energy - 8.9%
Clayton Williams Energy *	13,400	573,654
El Paso	12,300	215,004
Hess	19,900	1,043,954
Marathon Oil	26,100	563,238
Nexen	79,300	1,228,357
Repsol YPF - ADR	33,400	877,084
Suncor Energy	2,800	71,232
USEC *	16,000	25,760
		4,598,283
Healthcare - 6.2%
Abbott Laboratories	13,700	700,618
Johnson & Johnson	21,400	1,363,394
Pfizer	65,100	1,150,968
		3,214,980
Industrials - 1.0%
Curtiss-Wright	12,800	369,024
Tyco International	3,000	122,250
		491,274
Information Technology - 5.3%
Automatic Data Processing	38,300	1,805,845
Corning	14,200	175,512
Hewlett-Packard	3,200	71,840
Microsoft	4,200	104,538
Xerox	84,500	588,965
		2,746,700
Insurance - 9.2%
Alterra Capital Holdings	18,500	350,945
Arch Capital Group *	10,300	336,553
Berkshire Hathaway, Class B *	11,500	816,960
Donegal Group, Class A	9,900	119,196
First American Financial	20,300	259,840
Loews	30,300	1,046,865
Montpelier Re Holdings	800	14,144

Platinum Underwriters Holdings	40,300	1,239,225
State Auto Financial	42,000	552,300
		4,736,028
Metals & Mining - 12.1%
AngloGold Ashanti - ADR	18,200	752,752
Barrick Gold	36,700	1,712,055
Gold Fields - ADR	123,100	1,885,891
Newmont Mining	29,800	1,874,420
		6,225,118
Paper & Forest Products - 2.7%
Domtar	16,401	1,118,056
Neenah Paper	20,100	285,018
		1,403,074
Real Estate - 2.2%
Forestar Group *	21,400	233,474
Post Properties	25,800	896,292
Thomas Properties Group *	1,700	3,876
		1,133,642
Telecommunication Services - 0.8%
Telephone & Data Systems	19,300	410,125

Utilities - 4.8%
FirstEnergy	18,654	837,751
GenOn Energy *	397,154	1,104,088
Public Service Enterprise Group	15,200	507,224
		2,449,063
Total Common Stocks
(Cost $38,198,167)		35,290,703

CONVERTIBLE BONDS - 24.2%
Consumer Staples - 3.2%	Par
Archer Daniels
0.875%, 02/15/2014	$1,150,000	1,144,250
Chiquita Brands
4.250%, 08/15/2016	150,000	133,500
Smithfield Foods
4.000%, 06/30/2013	325,000	358,719
		1,636,469
Diversified Financial Services - 1.3%
Janus Capital Group
3.250%, 07/15/2014	50,000	48,688
Knight Capital
3.500%, 03/15/2015	100,000	93,750
PHH
4.000%, 09/01/2014	550,000	526,625
		669,063
Energy - 2.9%
USEC
3.000%, 10/01/2014	2,875,000	1,516,563
Healthcare - 7.6%
Amgen
0.375%, 02/01/2013	825,000	810,562
Charles River Laboratories International
2.250%, 06/15/2013	575,000	564,938
Chemed
1.875%, 05/15/2014	275,000	272,938
Gilead Sciences
0.625%, 05/01/2013	300,000	342,750
1.000%, 05/01/2014	400,000	432,500
Greatbatch
2.250%, 06/15/2013	750,000	730,312
Hologic
2.000%, 12/15/2013	225,000	210,656
Medtronic, Series B

1.625%, 04/15/2013	550,000	550,687
		3,915,343
Industrials - 1.4%
Alliant Techsystems
3.000%, 08/15/2024	100,000	100,625
AMR
6.250%, 10/15/2014	75,000	44,344
Trinity Industries
3.880%, 06/01/2036	625,000	561,719
		706,688
Information Technology - 4.4%
Advanced Micro Devices
5.750%, 08/15/2012	550,000	555,500
Anixter International
1.000%, 02/15/2013	1,475,000	1,502,656
Comtech Telecommunications
3.000%, 05/01/2029	225,000	235,406
		2,293,562
Metals & Mining - 2.0%
Kinross Gold
1.750%, 03/15/2028	700,000	686,000
1.750%, 03/15/2028 (a)	75,000	73,500
Northgate Minerals
3.500%, 10/01/2016	100,000	110,625
RTI International
3.000%, 12/01/2015	175,000	174,125
		1,044,250
Real Estate - 0.2%
Avatar Holdings
7.500%, 02/15/2016	100,000	95,125
Utilities - 1.2%
Unisource Energy
4.500%, 03/01/2035	550,000	592,625
Total Convertible Bonds
(Cost $13,377,396)		12,469,688

CORPORATE BOND - 1.2%
Utilities - 1.2%
Edison Mission Energy
7.000%, 05/15/2017
(Cost $843,058)	1,025,000	609,875

COVERTIBLE PREFERRED STOCK - 0.3%	Shares
Energy - 0.3%
El Paso Energy Capital Trust
(Cost $140,805)	4,000	178,880

SHORT-TERM INVESTMENT - 5.9%
Invesco Treasury Portfolio, 0.020%
(Cost $3,054,850)	3,054,850	3,054,850

Total Investments - 100.1%
(Cost $55,614,276)		51,603,996
Other Assets and Liabilites, Net - (0.1%)		(77,013)
Total Net Assets - 100.0%		$51,526,983

* Non-income producing security
(a)
Security purchased within the terms of a private placement memorandum, except from registration under Rule 144A of the Securities Act 0f 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." As of September 30, 2011, the value of this investment was $73,500 or 0.1% of total net assets.

ADR -	American Depository Receipt

Summary of Fair Value Exposure

Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techinque. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of September 30, 2011, the fund's investments in securities were classified as follows:
	Level 1	Level 2	Level 3	Total
Common Stocks	$35,290,703	$-	$-	$35,290,703
Convertible Bonds	-	12,469,688	-	12,469,688
Corporate Bond	-	609,875	-	609,875
Convertible Preferred Stock	178,880	-	-	178,880
Short-Term Investment	3,054,850	-	-	3,054,850
Total Investments	$38,524,433	$13,079,563	$-	$51,603,996

Transfers between levels are recognized at the end of the reporting period. During the period ended September 30, 2011, the fund recognized no significant transfers to/from Level 1 or Level 2.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Common Stocks-Utilities
Balance as of 12/31/2010	$86,000
Accrued discounts/ premiums	-
Realized gain (loss)	-
Change in net unrealized appreciation	22,133
Purchases	-
(Sales)	-
Transfer in and/or out of Level 3	(108,133)
Balance as of 9/30/2011	$-
Net unrealized appreciation of Level 3 securities as of September 30, 2011	$-

Schedule of Investments September 30, 2011 (unaudited)

Prospector Opportunity Fund

Description	Shares	Value
COMMON STOCKS - 88.4%
Banks - 14.5%
AJS Bancorp (a)	8,958	$94,059
Cape Bancorp*	10,900	77,063
Chicopee Bancorp*	26,200	349,770
Clifton Savings Bancorp	27,200	249,152
Fifth Third Bancorp	68,500	691,850
First Connecticut Bancorp*	70,200	794,664
First Defiance Financial*	16,500	221,100
Fox Chase Bancorp	25,902	328,438
Guaranty Bancorp*	26,500	31,800
Hampden Bancorp	21,100	277,887
Metro Bancorp*	23,580	203,967
Northern Trust	18,900	661,122
Northwest Bancshares	53,600	638,376
Ocean Shore Holding	4,572	48,966
OmniAmerican Bancorp*	22,000	300,300
Oriental Financial Group	22,600	218,542
Oritani Financial	75,350	969,001
State Bancorp	22,314	235,859
Territorial Bancorp	16,916	323,941
ViewPoint Financial Group	47,100	539,295
Virginia Commerce Bancorp*	40,100	235,387
Westfield Financial	37,300	245,807
		7,736,346
Brokers - 0.4%
MF Global Holdings*	54,600	225,498
Chemicals - 1.6%
H.B. Fuller	21,900	399,018
RPM International	24,500	458,150
		857,168
Consumer Discretionary - 3.2%
American Eagle Outfitters	15,600	182,832
Home Depot	21,700	713,279
Matthews International, Class A	19,200	590,592
Yum! Brands	4,800	237,072
		1,723,775
Consumer Staples - 10.1%
Church & Dwight	12,800	565,760
Clorox	17,700	1,174,041
Coca-Cola	5,500	371,580
Foster's Group	110,900	566,638
Lancaster Colony	7,700	469,777
Molson Coors Brewing, Class B	18,100	716,941
PepsiCo	11,400	705,660
Treasury Wine Estates*	36,966	138,437
Wal-Mart Stores	13,800	716,220
		5,425,054
Containers & Packaging - 1.0%
Silgan Holdings	14,000	514,360
Diversified Financial Services - 7.2%
Citigroup	15,070	386,093
Franklin Resources	12,200	1,166,808
Invesco	46,300	718,113

JPMorgan Chase	25,200	759,024
Leucadia National	25,600	580,608
PICO Holdings*	13,200	270,732
		3,881,378
Energy - 4.9%
Clayton Williams Energy*	4,500	192,645
Hess	21,900	1,148,874
Marathon Oil	26,100	563,238
Nexen	47,200	731,128
		2,635,885
Healthcare - 4.9%
Haemonetics*	3,900	228,072
Johnson & Johnson	7,700	490,567
Merck & Co.	11,248	367,922
Molina Healthcare*	13,050	201,492
Pfizer	29,100	514,488
WellPoint	12,300	802,944
		2,605,485
Industrials - 3.7%
Alliant Techsystems	6,700	365,217
Briggs & Stratton	49,300	666,043
Celadon Group	59,000	523,920
Graco	5,700	194,598
Tyco International	5,200	211,900
		1,961,678
Information Technology - 9.0%
Automatic Data Processing	10,500	495,075
BMC Software*	7,000	269,920
Cisco Systems	32,900	509,621
EMC*	13,800	289,662
Marvell Technology Group*	16,400	238,292
Microsoft	31,200	776,568
NCR*	24,500	413,805
NetApp*	13,600	461,584
Symantec*	8,800	143,440
VeriSign	17,500	500,675
Xerox	48,270	336,442
Xilinx	13,300	364,952
		4,800,036
Insurance - 14.9%
Aflac	16,500	576,675
Alterra Capital Holdings	35,900	681,023
AON	17,800	747,244
Arthur J. Gallagher	19,000	499,700
Aspen Insurance Holdings	23,100	532,224
Assurant	9,500	340,100
Catlin Group	24,100	140,180
Chubb	9,000	539,910
Cincinnati Financial	19,100	502,903
CNA Financial	22,900	514,563
MetLife	8,500	238,085
Montpelier Re Holdings	9,000	159,120
Penn Millers Holding*	23,505	472,215
Platinum Underwriters Holdings	48,500	1,491,375
Progressive	29,300	520,368
		7,955,685
Metals & Mining - 6.9%
Gold Fields - ADR	54,600	836,472
Kinross Gold	48,100	710,918
Newmont Mining	33,100	2,081,990
Victoria Gold*	134,500	51,341
		3,680,721

Paper & Forest Products - 0.5%
Domtar	3,800	259,046
Real Estate - 0.8%
Forestar Group*	21,300	232,383
Thomas Properties Group*	83,000	189,240
		421,623
Utilities - 4.8%
Ameren	7,200	214,344
American Electric Power	6,500	247,130
Empire District Electric	22,000	426,360
FirstEnergy	10,175	456,959
GenOn Energy*	83,837	233,067
NV Energy	45,600	670,776
Unitil	12,800	328,704
		2,577,340
Total Common Stocks
(Cost $50,462,760)		47,261,078

CONVERTIBLE BONDS - 1.4%	Par
Brokers - 0.4%
MF Global Holdings
1.875%, 02/01/2016	$275,000	218,625
Industrials - 0.6%
Alliant Techsystems
3.000%, 08/15/2024	325,000	327,031
Metals & Mining - 0.4%
Kinross Gold
1.750%, 03/15/2028 (b)	150,000	147,000
1.750%, 03/15/2028	75,000	73,500
		220,500
Total Convertible Bonds
(Cost $845,193)		766,156

CORPORATE BONDS - 0.8%
Diversified Financial Services - 0.4%
Leucadia National
7.000%, 08/15/2013	200,000	210,250
Information Technology - 0.4%
Broadridge Financial Solutions
6.125%, 06/01/2017	175,000	196,487
Total Corporate Bonds
(Cost $335,678)		406,737

SHORT-TERM INVESTMENT - 10.1%	Shares
Invesco Treasury Portfolio, 0.020%
(Cost $5,376,922)	5,376,922	5,376,922
Total Investments - 100.7%
(Cost $57,020,553)		53,810,893
Other Assets and Liabilites, Net - (0.7%)		(358,867)
Total Net Assets - 100.0%		$53,452,026

*	Non-income producing security
(a)
Illiquid Security - A security is considered illiquid if it may not  be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued.  As of September 30, 2011, the fair value of this investment was $94,059 or 0.2% of total net assets.  Information concerning the illiquid security is as follows:

	Security	Shares	Dates Acquired	Cost Basis
	AJS Bancorp	8,958	08/08-01/11	$ 119,698
(b)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." As of September 30, 2011, the value of this investment was $147,000 or 0.3% of total net assets.

ADR - American Depository Receipt

Summary of Fair Value Exposure

Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techinque. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of September 30, 2011, the fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$47,261,078	$-	$-	$47,261,078
Convertible Bonds	-	766,156	-	766,156
Corporate Bonds	-	406,737	-	406,737
Short-Term Investment	5,376,922	-	-	5,376,922
Total Investments	$52,638,000	$1,172,893	$-	$53,810,893

Transfers between levels are recognized at the end of the reporting period. During the period ended September 30, 2011, the fund recognized no significant transfers to/from Level 1 or Level 2.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Common Stocks- Utilities
Balance as of 12/31/2010	$10,000
Accrued discounts/ premiums	-
Realized gain (loss)	-
Change in net unrealized appreciation	2,574
Purchases	-
(Sales)	-
Transfer in and/or out of Level 3	(12,574)
Balance as of 9/30/2011	$-
Net unrealized appreciation of Level 3 securities as of September 30, 2011	$-

The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows*:

	Capital Appreciation Fund	Opportunity Fund
Cost of investments	$55,614,276	$57,020,553

Gross unrealized appreciation	3,247,153	2,861,646
Gross unrealized depreciation	(7,257,433)	(6,071,306)
Net unrealized appreciation (depreciation)	$(4,010,280)	$(3,209,660)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Prospector Funds, Inc.

By (Signature and Title) /s/ John D. Gillespie
                                                 John D. Gillespie, President

Date   November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/  John D. Gillespie
                                                 John D. Gillespie, President

Date  November 29, 2011

By (Signature and Title) /s/  Peter N. Perugini
                                                  Peter N. Perugini, Treasurer

Date November 29, 2011